Note 3: Other Current Assets	3 Months Ended
Aug. 31, 2013
Notes
Note 3: Other Current Assets

NOTE 3: OTHER CURRENT ASSETS

The Other Current Assets account consists of inventory and prepaid expenses. During the fiscal year, the Company entered into two financial advisory contracts to provide consulting services in connection with the Company’s business affairs and assist the Company in raising capital. One consulting contract is with Vaquero Private Capital, Inc. (VPC) is for $810,000 for a 12 month period effective June 1, 2012. As consideration for the services to be provided by VPC, the Company paid VPC 16.2 Million shares of the Company on execution of the agreement. The Company charged $810,000 as a prepaid financial services expense and is amortizing the prepaid expense over 12 months. Refer to additional information on this agreement in Note 21: TERMINATION OF FINANCIAL SERVICES AGREEMENT.

The second consulting contract is with Prodigy Asset Management, Inc. (PAM) is for $1,000,000 for a 24 month period effective August 31, 2012. As one of the considerations for the services to be provided by PAM, the Company paid PAM 20 Million shares of the Company on execution of the agreement. The Company charged $1,000,000 as a prepaid financial services expense and is amortizing the prepaid expense over 24 months.

For the fiscal year ending May 31, 2012, the Company entered into a Investment Banking and Advisory (IBA) agreement with Charles Morgan Securities, Inc. (CMS). As one of the considerations for the services to be provided by CMS, the Company paid CMS 18 Million shares of the Company on execution of the agreement. The Company charged $900,000 as a prepaid financial services expense and is amortizing the prepaid expense over 24 months. On September 20, 2012, the Company and CMS mutually agreed to terminate the IBA agreement between the Company and CMS.  The Company and CMS agreed that the IBA agreement and all rights, obligations, interest, claims and causes of action pursuant thereto shall automatically be canceled, terminated, released and extinguished. As a condition of the Termination Agreement, the Company is obligated to pay $4,000 for legal fees incurred by CMS. The Company issued 18 million common stock (Shares) to CMS of which 7.5 million Shares were released to CMS. These shares are being held as collateral until the Company's pays the $4,000 of legal fees incurred per The Termination Agreement.

On March 18, 2013, the Company entered into an Investor Relations and Marketing Agreement (IRMA) for $351,000 with a third party payable in cash. The IRMA requires the fees to be pre-paid prior to services rendered. The Company has been invoiced for the pre-payment and recorded the invoice in our accounts payable and recorded the expense as a prepaid charge. The Company may terminate the IRMA without penalties or damages.

The Schedule of Other Current Assets are as follows:

Schedule of Other Current Assets

Other Current Assets	August 31, 2013	May 31, 2013
Other Current Assets, Beginning Balance	$981,000	$833,274
Prepaid Legal	$(3,752)	$(3,274)
Prepaid Financial Services	$0	$1,336,000
Less: Amortization	(125,000)	(1,185,000)
Other Current Assets, Balance end of period	$852,248	$981,000